Significant Accounting Policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Premiums Earned and Associated Tax Accruals Adjustment Amount	$ 20
Options, life of award	10 years
Hedge funds
Significant Accounting Policies [Line Items]
Alternative investments, timelag for reporting	1 month
Private investment funds
Significant Accounting Policies [Line Items]
Alternative investments, timelag for reporting	3 months
Operating affiliates
Significant Accounting Policies [Line Items]
Alternative investments, timelag for reporting	3 months
Maximum
Significant Accounting Policies [Line Items]
Vesting period required	4 years
Minimum
Significant Accounting Policies [Line Items]
Vesting period required	3 years